Nature and extent of risks arising from financial instruments - Summary of Credit Exposure Associated With on-and Off-balance Sheet Financial Instruments (Detail) - Credit risk [member] - CAD ($)
$ in Millions
	Oct. 31, 2020	Oct. 31, 2019
On balance sheet risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit exposure	$ 1,113,509	$ 1,049,970
On balance sheet risk [member] | On balance sheet assets other than derivatives [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit exposure	998,260	947,003
On balance sheet risk [member] | Derivatives gross not subject to master netting arrangement [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit exposure	115,249	102,967
Off balance sheet risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit exposure	703,214	667,550
Off balance sheet risk [member] | Committed and uncommitted [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit exposure	598,748	551,469
Off balance sheet risk [member] | Other [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit exposure	104,466	116,081
Canada [member] | On balance sheet risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit exposure	$ 711,706	$ 666,111
Maximum exposure to credit risk	64.00%	64.00%
Canada [member] | On balance sheet risk [member] | On balance sheet assets other than derivatives [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit exposure	$ 688,945	$ 646,567
Maximum exposure to credit risk	69.00%	69.00%
Canada [member] | On balance sheet risk [member] | Derivatives gross not subject to master netting arrangement [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit exposure	$ 22,761	$ 19,544
Maximum exposure to credit risk	20.00%	19.00%
Canada [member] | Off balance sheet risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit exposure	$ 457,061	$ 435,317
Maximum exposure to credit risk	65.00%	65.00%
Canada [member] | Off balance sheet risk [member] | Committed and uncommitted [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit exposure	$ 394,732	$ 367,907
Maximum exposure to credit risk	66.00%	67.00%
Canada [member] | Off balance sheet risk [member] | Other [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit exposure	$ 62,329	$ 67,410
Maximum exposure to credit risk	60.00%	58.00%
United States [member] | On balance sheet risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit exposure	$ 228,595	$ 212,490
Maximum exposure to credit risk	21.00%	20.00%
United States [member] | On balance sheet risk [member] | On balance sheet assets other than derivatives [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit exposure	$ 200,521	$ 189,240
Maximum exposure to credit risk	20.00%	20.00%
United States [member] | On balance sheet risk [member] | Derivatives gross not subject to master netting arrangement [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit exposure	$ 28,074	$ 23,250
Maximum exposure to credit risk	24.00%	23.00%
United States [member] | Off balance sheet risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit exposure	$ 175,286	$ 163,572
Maximum exposure to credit risk	25.00%	25.00%
United States [member] | Off balance sheet risk [member] | Committed and uncommitted [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit exposure	$ 162,589	$ 148,326
Maximum exposure to credit risk	27.00%	27.00%
United States [member] | Off balance sheet risk [member] | Other [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit exposure	$ 12,697	$ 15,246
Maximum exposure to credit risk	12.00%	13.00%
Europe [member] | On balance sheet risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit exposure	$ 124,287	$ 114,306
Maximum exposure to credit risk	11.00%	11.00%
Europe [member] | On balance sheet risk [member] | On balance sheet assets other than derivatives [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit exposure	$ 68,058	$ 60,554
Maximum exposure to credit risk	7.00%	6.00%
Europe [member] | On balance sheet risk [member] | Derivatives gross not subject to master netting arrangement [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit exposure	$ 56,229	$ 53,752
Maximum exposure to credit risk	49.00%	52.00%
Europe [member] | Off balance sheet risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit exposure	$ 62,124	$ 61,396
Maximum exposure to credit risk	9.00%	9.00%
Europe [member] | Off balance sheet risk [member] | Committed and uncommitted [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit exposure	$ 34,892	$ 29,462
Maximum exposure to credit risk	6.00%	5.00%
Europe [member] | Off balance sheet risk [member] | Other [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit exposure	$ 27,232	$ 31,934
Maximum exposure to credit risk	26.00%	28.00%
Other International [member] | On balance sheet risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit exposure	$ 48,921	$ 57,063
Maximum exposure to credit risk	4.00%	5.00%
Other International [member] | On balance sheet risk [member] | On balance sheet assets other than derivatives [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit exposure	$ 40,736	$ 50,642
Maximum exposure to credit risk	4.00%	5.00%
Other International [member] | On balance sheet risk [member] | Derivatives gross not subject to master netting arrangement [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit exposure	$ 8,185	$ 6,421
Maximum exposure to credit risk	7.00%	6.00%
Other International [member] | Off balance sheet risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit exposure	$ 8,743	$ 7,265
Maximum exposure to credit risk	1.00%	1.00%
Other International [member] | Off balance sheet risk [member] | Committed and uncommitted [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit exposure	$ 6,535	$ 5,774
Maximum exposure to credit risk	1.00%	1.00%
Other International [member] | Off balance sheet risk [member] | Other [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit exposure	$ 2,208	$ 1,491
Maximum exposure to credit risk	2.00%	1.00%